Schedule of Investments
September 30, 2025 (unaudited)
Pinnacle Value Fund
Bertolet Capital Trust

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 67.84%

Apparel & Textile - 9.65%
Crown Crafts, Inc.	61,442		178,796
Culp, Inc. (2)	327,030		1,458,554
Unifi, Inc. (2)	363,921		1,732,264

			3,369,614

Banks & Thrifts - 3.70%
Hope Bancorp, Inc.	11,007		118,545
OP Bancorp	44,936		625,509
PCB Bancorp	25,757		540,897
Southern Missouri Bancorp, Inc. (2)	100		5,256

			1,290,208

Chemicals - 0.73%
Innospec, Inc. (2)	1,628		125,616
Stepan Co.	2,723		129,887

			255,504

Construction & Fabrication - 8.69%
Gulf Island Fabrication, Inc. (2)	422,613		2,966,743
Tri Pointe Homes, Inc.	2,000		67,940

			3,034,683

Energy - 9.40%
Bristow Group, Inc. (2)	34,064		1,229,029
Dorian LPG Ltd.	15,570		463,986
Sabine Royalty Trust	5,441		432,342
San Juan Royalty Trust (2)	41,780		252,351
Seacor Marine Holdings, Inc. (2)	129,801		842,408
Seadrill Ltd. (2)	2,000		60,420

			3,280,537

Furniture & Fixtures - 1.45%
Ethan Allen Interiors, Inc.	5,053		148,861
Flexsteel Industries, Inc.	1,234		57,196
Hooker Furnishings Corp.	29,537		299,801

			505,858

Industrial Metals - 1.80%
Friedman Industries, Inc.	13,031		285,314
Omega Flex, Inc.	10,957		341,694

			627,008

Insurance - 2.46%
First Acceptance Corp. (2)	242,498		857,715

Power Equipment - 5.47%
AstroNova, Inc. (2)	6,183		63,314
Hurco Cos., Inc. (2)	106,050		1,845,270

			1,908,584

Retail - 11.21%
Ingles Markets, Inc.	18,724		1,302,441
PetMed Express, Inc. (2)	117,953		296,062
Shoe Carnival, Inc.	38,190		793,970
The Buckle, Inc.	7,129		418,187
Weyco Group, Inc.	36,678		1,103,641

			3,914,302

Technology - 3.28%
Benchmark Electronics, Inc.	3,000		115,650
Coda Octopus Group, Inc. (2)	65,391		524,763
Diodes, Inc. (2)	8,416		447,815
Ultralife Corp. (2)	8,133		55,467

			1,143,695

Transportation - 10.02%
AerSale Corp. (2)	133,505		1,093,406
Heartland Express, Inc.	43,801		367,052
Seaboard Corp.	330		1,203,510
StealthGas, Inc. (2)	127,217		833,271

			3,497,240

Total Common Stock	(Cost $ 18,582,210)		23,684,947

Closed-End & Exchange Traded Funds (4) - 1.84%

Barings Participation Investor	4,378		88,217
Sprott Gold Miners ETF (2)	4,500		279,000
Sprott Junior Gold Miners ETF (2)	3,822		274,381

Total Exchange-Traded Funds	(Cost $ 210,018)		641,598

Money Market Registered Investment Companies - 30.84%

Federated Government Obligations Fund - Institutional Shares - 4.17% (3)	10,765,822		10,765,822

Total Money Market Registered Investment Companies	(Cost $ 10,765,822)		10,765,822

Total Investments - 100.54%	(Cost $ 29,558,050)		35,092,367

Liabilities in Excess of Other Assets - (0.54%)			(181,552)

Total Net Assets - 100.00%			34,910,814

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (8)
Level 1 - Quoted Prices	$35,092,367	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$35,092,367		$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the money market rate shown represents the yield at September 30, 2025
(4) Exchange-traded fund.